UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2020 to January 15, 2021

Commission File Number of issuing entity:  333-207361-04

Central Index Key Number of issuing entity:  0001691198

CSMC 2016-NXSR Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207361

Central Index Key Number of depositor:  0001654060

Credit Suisse Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021765
38-4021766
38-4021767
38-4021768
38-7170500
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

The Form 10-D filed on January 4, 2021 with respect to the December 17, 2020 distribution included a non-functioning link to the ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 4, 2021 under Commission File No. 333-207361-04).  The corrected link included in the Form 10-D filed on February 1, 2021 was also non-functioning. This Form 10-D/A is being filed to include the corrected link to the ABS Asset Related document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 4, 2021 under Commission File No. 333-207361-04) for the Form 10-D filed on January 4, 2021. The corrected link is included herein under Item 10.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 15, 2021 a distribution was made to holders of the certificates issued by CSMC 2016-NXSR Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CSMC 2016-NXSR Commercial Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 15, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
6	19.35%	0	N/A

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSMC 2016-NXSR Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from December 18, 2020 to January 15, 2021.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2020. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2020. The CIK number of Column is 0001628601.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2020, as amended by a Form ABS-15G/A filed on February 12, 2020. The CIK number for NREC is 0001542256.

UBS AG ("UBS AG"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2020. The CIK number of UBS AG is 0001685185.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 01, 2021 under Commission File No. 333-207361-04 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 01, 2021 under Commission File No. 333-207361-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for CSMC 2016-NXSR Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	12/17/2020	$56,650.50
Current Distribution Date	01/15/2021	$0.00

*REO Account Balance
Prior Distribution Date	12/17/2020	$0.00
Current Distribution Date	01/15/2021	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSMC 2016-NXSR Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	12/17/2020	$4,959.43
Current Distribution Date	01/15/2021	$76,818.27

Interest Reserve Account Balance
Prior Distribution Date	12/17/2020	$0.00
Current Distribution Date	01/15/2021	$71,212.13

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	12/17/2020	$0.00
Current Distribution Date	01/15/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by CSMC 2016-NXSR Commercial Mortgage Trust, relating to the January 15, 2021distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on February 1, 2021 under Commission File No. 333-207361-04 and incorporated by reference herein).

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 01, 2021 under Commission File No. 333-207361-04  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 01, 2021 under Commission File No. 333-207361-04  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 4, 2021 under Commission File No. 333-207361-04 and incorporated by reference in the registrant's Form 10-D filed under Commission File No. 333-207361-04 on January 4, 2021)

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Charles Y. Lee
Charles Y. Lee, President and CEO

Date: February 5, 2021